Provisions - Summary of Changes in Provisions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2022	$ 3,800
At December 31, 2022	7,194
At December 31, 2023	35,328
At December 31, 2023	10,716
Restructuring
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2022	3,800
Additional provisions recognized	41,269
Unwinding of discount effect	116
Reversal of non-utilized amounts	(396)
Amounts used during the year	(13,781)
Reclassifications	3,608
Exchange differences	647
At December 31, 2023	35,263
Non-current, Restructuring	9,185
Current, Restructuring	26,078
Decommissioning
Disclosure Of Noncurrent Provisions [Line Items]
At December 31, 2022	7,194
Decreases: included in the acquisition value of right-of-use assets	(2,133)
Unwinding of discount effect	52
Reclassifications	(3,608)
Exchange differences	26
At December 31, 2023	1,531
Non-current, Decommissioning	1,531
Legal Settlement
Disclosure Of Noncurrent Provisions [Line Items]
Additional provisions recognized	9,250
At December 31, 2023	9,250
Current, Legal settlement	$ 9,250